TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of Transfered Assets and Liabilities [Text Block]	The table below sets out the carrying values of the transferred assets and the associated liabilities.

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2019
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	3,123	2,668	655	21
Financial assets at fair value through other comprehensive income	5,436	4,560	7,552	6,065
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	42,545	7,376	6,433	–

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2018
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	997	269	989	269
Available-for-sale financial assets	5,691	4,645	5,397	4,645
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	41,674	5,533	11,760	–
1	The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £31,396 million (31 December 2018: £31,647 million).

2	The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.